FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED MAY 31,

2000

On page 19 of the prospectus under the section entitled "The Fund's Portfolio Managers Are:" please delete the biographical information of Edward J. Tiedge and Christopher J. Smith in their entirety and add the following as the second paragraph:

"DONALD T. ELLENBERGER

Donald T. Ellenberger has been the Fund's Portfolio Manager since February 2001. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University."

Kathleen M. Foody-Malus remains as Portfolio Manager of the Fund.

                                                                  March 30, 2001

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Federated Fund for U.S. Government Securities, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-1890
CUSIP 314182106

CUSIP 314182205

CUSIP 314182304

26302 (4/01)